Share-Based Compensation Plan - Schedule of Number and Weighted Average Exercise Price of Share Options (Details)	12 Months Ended
	Dec. 31, 2023 R$ / shares	Dec. 31, 2022 R$ / shares	Dec. 31, 2021 R$ / shares
Schedule of Number and Weighted Average Exercise Price of Share Options [Abstract]
Weighted Average Exercise Price, Outstanding at beginning (in Brazil Real per share)	R$ 1.91	R$ 1.07	R$ 0.5
Number of Options, Outstanding at beginning	13,401,980	14,114,763	110,000,000
Weighted Average Exercise Price, Outstanding at ending (in Brazil Real per share)	R$ 2.32	R$ 1.91	R$ 1.07
Number of Options, Outstanding at ending	1,949,796	13,401,980	14,114,763
Weighted Average Exercise Price, Granted during the year (in Brazil Real per share)	R$ 2.32	R$ 2.32	R$ 1.98
Number of Options, Granted during the year		10,401,980	5,420,319
Weighted Average Exercise Price, Forfeited/canceled during the year (in Brazil Real per share)	R$ 2.32	R$ 1.22	R$ 0.5
Number of Options, Forfeited/canceled during the year		(11,114,763)	(2,305,556)
Number of Options, Conversion of stock option subject to conversion ratio(i)	1,949,796
Weighted Average Exercise Price, Exercisable at the end of the year (in Brazil Real per share)	R$ 2.32	R$ 0.5	R$ 0.5
Number of Options, Exercisable at the end of the year	1,631,370	2,250,000	5,380,556